Discontinued Operations	12 Months Ended
Dec. 31, 2012
Discontinued Operations [Abstract]
Discontinued Operations

8.Discontinued Operations

At December 31, 2012 and 2011, the accrual for our estimated liability for potential environmental cleanup and related costs arising from the sale of DuBois amounted to $1.7 million.  Of the 2012 balance, $826,000 is included in other current liabilities and $901,000 is included in other liabilities (long-term).   The estimated timing of payments of these liabilities follows (in thousands):

2013	$826
2014	300
Thereafter	601
$1,727

            We are contingently liable for additional DuBois-related environmental cleanup and related costs up to a maximum of $14.9 million.  On the basis of a continuing evaluation of the potential liability, we believe it is not probable this additional liability will be paid.  Accordingly, no provision for this contingent liability has been recorded.  The potential liability is not insured, and the recorded liability does not assume the recovery of insurance proceeds.  Also, the environmental liability has not been discounted because it is not possible to reliably project the timing of payments.  We believe that any adjustments to our recorded liability will not materially adversely affect our financial position, results of operations or cash flows.